Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
SWP Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	SWP Growth & Income ETF
Class Name	SWP Growth & Income ETF
Trading Symbol	SWP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SWP Growth & Income ETF for the period of September 24, 2024 (commencement of operations), to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.swp-invest.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.swp-invest.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FROM SEPTEMBER 24, 2024 TO AUGUST 31, 2025? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
SWP Growth & Income ETF	$98	0.99%
[1],[2]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal  period ended August 31, 2025,  the SWP Growth & Income ETF delivered a positive return of 11.48%, underperforming the Wilshire 5000 Index return of 14.08%, while outperforming the S&P 500 Dividend Aristocrats Total Return Index return of 0.72%.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, Energy, Health Care, and Financials were the top contributing sectors to performance, while the Utilities, Information Technology, and Consumer Staples sectors were the biggest detractors.

During the period, Health Care was the largest overweight relative to the Wilshire 5000 Index, while Communication Services was the largest underweight. The Communication Services sector was the best performing sector in the Wilshire 5000. Many of the best performing companies across the Communication Services and Information Technology sectors do not pay dividends and therefore aren’t eligible to be included in the Fund.

The Fund sells covered calls on individual securities as part of the investment strategy. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited. This was also a contributor to the underperformance over the period as certain holdings were called.

Top Contributors
↑	Oracle (ORCL)
↑	Cameco (CCJ)
↑	Goldman Sachs (GS)

Top Detractors
↓	Target (TGT)
↓	Salesforce (CRM)
↓	NextEra Energy (NEE)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/24/2024)
SWP Growth & Income ETF NAV	11.48
FT Wilshire 5000 Index Total Return	14.08
S&P 500 Dividend Aristocrats Total Return Index	0.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.swp-invest.com/ for more recent performance information.
Net Assets	$ 99,817,002
Holdings Count | $ / shares	71	[3]
Advisory Fees Paid, Amount	$ 791,119
Investment Company Portfolio Turnover	85.00%	[4]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$99,817,002
Number of Holdings *	71
Net Advisory Fee Paid	$791,119
Portfolio Turnover Rate**	85%
[3],[4]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Sector Allocations[1]	(% of Net Assets)
Information Technology	25.3%
Financials	17.1%
Health Care	12.2%
Industrials	11.6%
Energy	6.3%
Consumer Discretionary	6.0%
Communication Services	5.2%
Consumer Staples	4.3%
Real Estate	3.8%
Utilities	3.6%
Materials	2.7%
Cash & Other	1.9%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	6.8%
Apple, Inc.	4.4%
Broadcom, Inc.	4.1%
Alphabet, Inc.	3.5%
Oracle Corp.	2.8%
Salesforce, Inc.	2.6%
Philip Morris International, Inc.	2.6%
JPMorgan Chase & Co.	2.5%
Blackstone, Inc.	2.4%
Baker Hughes Co.	2.3%
[5]
Updated Prospectus Web Address	https://www.swp-invest.com/

[1]
**	Annualized.

[2]
*	Amount shown reflects the expenses of the Fund from September 24, 2024 (commencement of operations) through August 31, 2025. Expenses would be higher if the Fund had been in operations for the full fiscal year.

[3]
*	The total number of holdings includes covered call options on portfolio securities.

[4]
**	The Fund’s portfolio turnover would have been lower, had it not been for underlying securities being called on sold options.

[5]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.